Trade receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Trade receivables

15. Trade receivables

Trade receivables are due primarily from distributors and retailers who sell directly to end customers.

Trade receivables disaggregated by nature of the relationship with the customers are as follows:

	31/12/24	31/12/23
Third parties	31,157	29,601
Related parties	5,323	7,966
Gross trade receivables	36,480	37,567
Allowance for doubtful accounts	(3,661)	(4,263)
Total trade receivables	32,819	33,304

For further information about transactions with related parties see note 45.

Trade receivables by geographic region are analysed as follows:

	31/12/24	31/12/23
Italian customers	6,633	8,349
Other European customers	8,402	6,553
North American customers	9,277	9,182
Chinese customers	4,435	4,347
South American customers	4,300	5,447
Other foreign customers	3,433	3,689
Gross trade receivables	36,480	37,567
Provision for doubtful accounts	(3,661)	(4,263)
Total trade receivables	32,819	33,304

The following tables provide the movements in the provision for doubtful accounts for the years ended December 31, 2024 and 2023.

	31/12/24	31/12/23
Balance at beginning of year	4,263	5,604
Charges – bad debt expense	289	33
Reductions – write off of uncollectible amounts	(806)	(1,409)
Foreign exchange effect	(85)	35
Balance at end of year	3,661	4,263

The Parent sold trade receivables to a financial institution for cash advances (for further details, see note 33(C)(iii)). These trade receivables have not been derecognized from the statement of financial position, because the Parent retains substantially all of the risks and rewards – primarily credit risk. The amount received on their transfer has been recognised as a secured bank borrowing (see note 28).

The arrangement with the financial institution is such that the customers remit cash directly to the Parent and the Parent transfers the collected amounts to the financial institution. The receivables are considered to be held within a held‑to‑collect business model consistent with the Group’s continuing recognition of the receivables.

The following information shows the reporting-date carrying amount of trade receivables that have been transferred but have not been derecognised and the associated liabilities.

	31/12/24	31/12/23
Carrying amount of trade receivables transferred	11,588	11,412
Carrying amount of associated liabilities	(10,665)	(10,752)
Total, net	923	660

Information about the Group’s exposure to credit risk and impairment losses for trade receivables is included in note 33(C)(ii-a).